Note 13. Revenue and Profit Deferrals (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 296.4	$ 244.7
Solar Energy [Member]
Deferred Revenue Arrangement [Line Items]
Short-term deferred revenue	92.3	154.7
Long-term deferred revenue	180.0	66.3
Deferred Subsidy Revenue	21.7	21.1
Deferred Revenue	294.0	242.1
Semiconductor and Solar Materials [Member]
Deferred Revenue Arrangement [Line Items]
Long-term deferred revenue	$ 2.4	$ 2.6